Revenues (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Performance obligation	$ 28.8		$ 21.8
Customer liability	$ 1.7		$ 0.7	$ 0.0
Revenue Benchmark | Customer Concentration Risk | U.S. DaaS Customers
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	82.00%		46.00%
Revenue Benchmark | Customer Concentration Risk | U.S. Freight Delivery Customers
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	15.00%	20.00%
Revenue Benchmark | Customer Concentration Risk | U.S. Ground Autonomy Solutions Customers
Disaggregation of Revenue [Line Items]
Concentration risk, percentage		68.00%	26.00%	89.00%	89.00%